Aristotle Small Cap Equity Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 91.6%	Shares	Value
Communication Services - 1.4%
TKO Group Holdings, Inc.	8,760	$1,830,840

Consumer Discretionary - 6.9%
Hilton Grand Vacations, Inc. (a)	20,201	903,995
KB Home	22,375	1,262,174
LKQ Corp.	39,500	1,192,900
Matthews International Corp. - Class A	42,816	1,118,354
Pursuit Attractions and Hospitality, Inc. (a)	46,937	1,580,838
Sonos, Inc. (a)	68,004	1,194,150
Valvoline, Inc. (a)	44,779	1,301,278
Wolverine World Wide, Inc.	47,266	857,878
		9,411,567

Consumer Staples - 2.7%
Chefs' Warehouse, Inc. (a)	6,640	413,871
Herbalife Ltd. (a)	58,039	748,123
Interparfums, Inc.	12,324	1,045,445
J & J Snack Foods Corp.	8,649	781,610
Nu Skin Enterprises, Inc. - Class A	17,309	166,512
Primo Brands Corp.	29,782	486,936
TreeHouse Foods, Inc. (a)	2,129	50,223
		3,692,720

Energy - 4.1%
Ardmore Shipping Corp.	140,279	1,485,555
International Seaways, Inc.	22,962	1,114,805
Northern Oil & Gas, Inc.	35,314	758,191
Oceaneering International, Inc. (a)	46,965	1,128,569
Range Resources Corp.	29,337	1,034,423
		5,521,543

Financials - 16.1%
Atlantic Union Bankshares Corp.	47,625	1,681,163
Baldwin Insurance Group, Inc. - Class A (a)	52,452	1,260,422
BankUnited, Inc.	28,872	1,286,825
Banner Corp.	16,008	1,003,061
Byline Bancorp, Inc.	69,140	2,015,431
Cohen & Steers, Inc.	14,512	911,063
Columbia Banking System, Inc.	42,749	1,194,835
Customers Bancorp, Inc. (a)	23,312	1,704,573
Euronet Worldwide, Inc. (a)	21,360	1,625,710
First Interstate BancSystem, Inc. - Class A	34,982	1,210,377
National Bank Holdings Corp. - Class A	49,428	1,878,758
Old National Bancorp	42,052	938,180
Perella Weinberg Partners	33,849	585,588
Texas Capital Bancshares, Inc. (a)	10,297	932,290
United Community Banks, Inc. of Georgia	34,481	1,076,497
Voya Financial, Inc.	20,831	1,551,701
WesBanco, Inc.	29,318	974,530
		21,831,004

Health Care - 13.0%
Acadia Healthcare Co., Inc. (a)	44,811	635,868
Charles River Laboratories International, Inc. (a)	6,498	1,296,221
Chemed Corp.	4,387	1,877,022
Cross Country Healthcare, Inc. (a)	53,889	436,501
Guardian Pharmacy Services, Inc. - Class A (a)	50,905	1,531,732
Haemonetics Corp. (a)	26,854	2,152,348
HealthEquity, Inc. (a)	31,819	2,914,939
Merit Medical Systems, Inc. (a)	27,765	2,447,207
Pediatrix Medical Group, Inc. (a)	34,206	731,666
Perrigo Co. PLC	35,466	493,687
Prestige Consumer Healthcare, Inc. (a)	22,602	1,394,317
QuidelOrtho Corp. (a)	28,529	814,788
Supernus Pharmaceuticals, Inc. (a)	17,023	846,043
		17,572,339

Industrials - 19.8%
AerCap Holdings NV	22,506	3,235,463
Albany International Corp. - Class A	22,383	1,134,818
Alight, Inc. - Class A	210,536	410,545
Amentum Holdings, Inc. (a)	38,146	1,106,234
Casella Waste Systems, Inc. - Class A (a)	14,853	1,454,703
Dycom Industries, Inc. (a)	8,875	2,998,862
Flowserve Corp.	8,961	621,714
FTI Consulting, Inc. (a)	5,426	926,924
GXO Logistics, Inc. (a)	22,071	1,161,817
Hexcel Corp.	21,049	1,555,521
Huron Consulting Group, Inc. (a)	21,598	3,734,510
KBR, Inc.	35,096	1,410,859
Knight-Swift Transportation Holdings, Inc.	21,626	1,130,607
Liquidity Services, Inc. (a)	55,396	1,679,053
Mercury Systems, Inc. (a)	32,359	2,362,531
Titan Machinery, Inc. (a)	13,440	202,138
Verra Mobility Corp. (a)	46,971	1,052,620
WillScot Holdings Corp.	36,073	679,255
		26,858,174

Information Technology - 17.8%
ACI Worldwide, Inc. (a)	56,589	2,705,520
Advanced Energy Industries, Inc.	13,612	2,849,944
ASGN, Inc. (a)	28,483	1,372,026
Belden, Inc.	15,554	1,812,819
Benchmark Electronics, Inc.	27,233	1,164,483
Box, Inc. - Class A (a)	59,165	1,769,625
Dolby Laboratories, Inc. - Class A	13,670	877,887
Insight Enterprises, Inc. (a)	7,778	633,674
Itron, Inc. (a)	20,966	1,946,903
Knowles Corp. (a)	86,817	1,860,488
Littelfuse, Inc.	7,093	1,793,962
MACOM Technology Solutions Holdings, Inc. (a)	18,482	3,165,597
Novanta, Inc. (a)	12,740	1,515,933
Rogers Corp. (a)	6,319	578,631
		24,047,492

Materials - 7.2%
Alamos Gold, Inc. - Class A	65,398	2,523,055
AptarGroup, Inc.	10,253	1,250,456
Axalta Coating Systems Ltd. (a)	32,339	1,044,873
James Hardie Industries PLC (a)	62,823	1,303,577
Scotts Miracle-Gro Co.	30,528	1,781,309
Silgan Holdings, Inc.	44,474	1,795,415
		9,698,685

Utilities - 2.6%
IDACORP, Inc.	5,592	707,724
ONE Gas, Inc.	13,348	1,031,133
Unitil Corp.	36,517	1,768,883
		3,507,740
TOTAL COMMON STOCKS (Cost $91,313,317)		123,972,104

REAL ESTATE INVESTMENT TRUSTS - 6.1%	Shares	Value
Financials - 2.0%
HA Sustainable Infrastructure Capital, Inc.	88,616	2,785,201

Real Estate - 4.1%
Agree Realty Corp.	16,510	1,189,215
Americold Realty Trust, Inc.	54,448	700,201
Armada Hoffler Properties, Inc.	87,052	576,284
Community Healthcare Trust, Inc.	45,080	740,214
Safehold, Inc.	20,007	273,896
STAG Industrial, Inc.	54,799	2,014,411
		5,494,221
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,673,377)		8,279,422

EXCHANGE TRADED FUNDS - 1.2%	Shares	Value
iShares Russell 2000 ETF	3,330	819,713
iShares Russell 2000 Value ETF	4,470	810,008
TOTAL EXCHANGE TRADED FUNDS (Cost $916,115)		1,629,721

TOTAL INVESTMENTS - 98.9% (Cost $101,902,809)		133,881,247
Money Market Deposit Account - 0.8% (b)		1,096,945
Other Assets in Excess of Liabilities - 0.3%		427,386
TOTAL NET ASSETS - 100.0%		$135,405,578

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$123,972,104	$–	$–	$123,972,104
Real Estate Investment Trusts	8,279,422	–	–	8,279,422
Exchange Traded Funds	1,629,721	–	–	1,629,721
Total Investments	$133,881,247	$–	$–	$133,881,247

Refer to the Schedule of Investments for further disaggregation of investment categories.